Expense Example	Oct. 08, 2025 USD ($)
T. Rowe Price Active Core International Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	42
T. Rowe Price Active Core U.S. Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	30
T. Rowe Price Emerging Markets Equity Research ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
T. Rowe Price High Income Municipal ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
T. Rowe Price Innovation Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
T. Rowe Price Long Municipal Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
T. Rowe Price Multi-Sector Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
T. Rowe Price Short Municipal Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	$ 58